Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation Breakout (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity securities [Member]
Assets:
Purchases	$ 0	$ 0	$ 225
Sales	(51)	(2)	(1)
Issuances	0	0	0
Settlements	(399)	0	(1)
Purchases, sales, issuances and settlements, net	(450)	(2)	223
Marketable equity securities [Member]
Assets:
Purchases	0	0	0
Sales	0	0	(1)
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	0	0	(1)
Nonmarketable equity securities [Member]
Assets:
Purchases	0	0	225
Sales	(51)	(2)	0
Issuances	0	0	0
Settlements	(399)	0	(1)
Purchases, sales, issuances and settlements, net	(450)	(2)	224
Trading Debt Securities [Member]
Assets:
Purchases	428	501	411
Sales	(352)	(318)	(410)
Issuances	0	0	0
Settlements	(161)	(148)	(5)
Purchases, sales, issuances and settlements, net	(85)	35	(4)
Trading Debt Securities [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Purchases	0	37	2
Sales	0	(36)	(2)
Issuances	0	0	0
Settlements	0	(1)	(5)
Purchases, sales, issuances and settlements, net	0	0	(5)
Trading Debt Securities [Member] | Corporate debt securities [Member]
Assets:
Purchases	20	25	37
Sales	(4)	(32)	(50)
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	16	(7)	(13)
Trading Debt Securities [Member] | Collateralized loan obligations [Member]
Assets:
Purchases	408	439	372
Sales	(348)	(250)	(357)
Issuances	0	0	0
Settlements	(161)	(147)	0
Purchases, sales, issuances and settlements, net	(101)	42	15
Trading Debt Securities [Member] | Other trading debt securities [Member]
Assets:
Purchases	0	0	0
Sales	0	0	(1)
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	0	0	(1)
Available-for-sale securities [Member] | Debt securities [Member]
Assets:
Purchases	119	149	754
Sales	(167)	(72)	(118)
Issuances	245	1,580	782
Settlements	(874)	(995)	(1,319)
Purchases, sales, issuances and settlements, net	(677)	662	99
Available-for-sale securities [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Purchases	0	0	28
Sales	(6)	(68)	(24)
Issuances	79	1,369	547
Settlements	(210)	(196)	(491)
Purchases, sales, issuances and settlements, net	(137)	1,105	60
Available-for-sale securities [Member] | Mortgage-backed securities [Member]
Assets:
Purchases	0	0	22
Sales	0	0	0
Issuances	0	0	0
Settlements	(34)	(12)	(5)
Purchases, sales, issuances and settlements, net	(34)	(12)	17
Available-for-sale securities [Member] | Residential [Member]
Assets:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	(1)	0	0
Purchases, sales, issuances and settlements, net	(1)	0	0
Available-for-sale securities [Member] | Commercial [Member]
Assets:
Purchases	0	0	22
Sales	0	0	0
Issuances	0	0	0
Settlements	(33)	(12)	(5)
Purchases, sales, issuances and settlements, net	(33)	(12)	17
Available-for-sale securities [Member] | Corporate debt securities [Member]
Assets:
Purchases	33	14	36
Sales	0	(4)	(12)
Issuances	0	0	0
Settlements	(71)	(57)	(53)
Purchases, sales, issuances and settlements, net	(38)	(47)	(29)
Available-for-sale securities [Member] | Collateralized loan obligations [Member]
Assets:
Purchases	61	135	618
Sales	(149)	0	(54)
Issuances	0	0	0
Settlements	(209)	(119)	(299)
Purchases, sales, issuances and settlements, net	(297)	16	265
Available-for-sale securities [Member] | Asset-backed securities [Member]
Assets:
Purchases	25	0	50
Sales	(12)	0	(28)
Issuances	166	211	235
Settlements	(350)	(611)	(471)
Purchases, sales, issuances and settlements, net	(171)	(400)	(214)
Available-for-sale securities [Member] | Other asset-backed securities [Member]
Assets:
Purchases	25	0	50
Sales	(12)	0	(28)
Issuances	166	211	235
Settlements	(350)	(611)	(471)
Purchases, sales, issuances and settlements, net	(171)	(400)	(214)
Mortgage loans held for sale [Member]
Assets:
Purchases	87	79	87
Sales	(320)	(485)	(618)
Issuances	353	489	565
Settlements	(156)	(158)	(193)
Purchases, sales, issuances and settlements, net	(36)	(75)	(159)
Loans held for sale [Member]
Assets:
Purchases	4	0	0
Sales	(40)	(2)	0
Issuances	0	0	0
Settlements	0	(1)	0
Purchases, sales, issuances and settlements, net	(36)	(3)	0
Loans [Member]
Assets:
Purchases	8	6	21
Sales	0	(129)	(3,791)
Issuances	17	19	302
Settlements	(156)	(272)	(1,031)
Purchases, sales, issuances and settlements, net	(131)	(376)	(4,499)
Mortgage servicing rights [Member]
Assets:
Purchases	0	541	0
Sales	(71)	(24)	(66)
Issuances	2,010	2,263	2,204
Settlements	0	1	1
Purchases, sales, issuances and settlements, net	1,939	2,781	2,139
Derivative [Member]
Assets and Liabilities:
Purchases	15	6	36
Sales	(44)	(121)	(151)
Issuances	0	0	0
Settlements	894	(608)	(998)
Purchases, sales, issuances and settlements, net	865	(723)	(1,113)
Derivative [Member] | Interest rate contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	351	(654)	(1,003)
Purchases, sales, issuances and settlements, net	351	(654)	(1,003)
Derivative [Member] | Commodity contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	(11)	13	(2)
Purchases, sales, issuances and settlements, net	(11)	13	(2)
Derivative [Member] | Equity contract [Member]
Assets and Liabilities:
Purchases	3	0	29
Sales	(37)	(118)	(147)
Issuances	0	0	0
Settlements	556	81	(38)
Purchases, sales, issuances and settlements, net	522	(37)	(156)
Derivative [Member] | Foreign exchange contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	9	0	(1)
Purchases, sales, issuances and settlements, net	9	0	(1)
Derivative [Member] | Credit contract [Member]
Assets and Liabilities:
Purchases	12	6	7
Sales	(7)	(3)	(4)
Issuances	0	0	0
Settlements	(11)	(68)	46
Purchases, sales, issuances and settlements, net	(6)	(65)	49
Derivative [Member] | Other contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	20	0
Purchases, sales, issuances and settlements, net	0	20	0
Short sale liabilities [Member]
Liabilities:
Purchases	0	3	0
Sales	0	(3)	0
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	0	0	0
Other liabilities [Member]
Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	0	25
Purchases, sales, issuances and settlements, net	$ 0	$ 0	$ 25